Corporate Reorganization - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Ordinary shares, per share		$ 0.0012		$ 0.0012	$ 0.0012
Percentage of economic interest				2.70%
Norwegian Cruise Line Holdings Ltd.
Restructuring Cost and Reserve [Line Items]
Ordinary shares issued in IPO	27,058,824
Ordinary shares, per share	$ 0.001
Ownership percentage	100.00%
Percentage of economic interest	97.30%
Contribution from NCLH		$ 460,000